Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 1,495	$ 1,185
Work-in-process	759	757
Finished goods	5,029	3,667
Total inventories	$ 7,283	$ 5,609